Cleveland Heights Development Opportunities January 28, 2021

The HIT seeks to offer investors: x Competitive Returns x High Credit Quality x Highly Liquid Investment x Value Added – Collateral Benefits: » Union Construction Jobs, Housing (including Affordable), Economic Impact » Investing in Underserved Communities Competitive Returns and Collateral Benefits Through Directly Sourced Multifamily Investments 1 Northpoint Apartments Chicago, IL University and Fairview Apartments, St. Paul, MN Residences @ 150 Bagley Detroit, MI

History of the HIT

AFL-CIO HIT

- ✓ Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965).
- ✓ Created by the AFL-CIO Executive Council under President George Meany's leadership.
  - ➢ Established to encourage and assist development of lower income housing while creating employment for the construction trades
  - ➢ "A massive attack would be made to meet America's tremendous unmet housing needs", George Meany*
- ✓ **100 percent union labor requirement** for all directly-sourced construction related investments.



53 Colton Street
San Francisco, CA

Ventana Residences
San Francisco, CA



Pinzone Towers
Rocky River, OH

**Letter from George Meany, President, AFL-CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the "Meany Letter"). The Meany Letter is available on the HIT's website at https://www.aflcio-hit.com/wp-content/uploads/2019/10/meany_letter.pdf*

AFL-CIO HOUSING INVESTMENT TRUST 2

HIT’s Long History of Impact Investing Successful history as a fixed income impact investor incorporating Environmental, Social, and Governance (ESG) factors into its investment strategy and signatory of the United Nations - supported Principles for Responsible Investment (PRI) NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) Cote Village Boston, MA Gateway Northeast Minneapolis, MN Project 29 (Church + State) Cleveland, OH 18 Sixth Avenue at Pacific Park Brooklyn, NY 545 $9.1 B $17.1 B $34.0 B $13.8 B 182.2 M 200,113 118,679 Projects in HIT Investment, $185.0M in New Markets Tax Credit (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits with $7.0B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 67% affordable housing 3 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2020 . Economic impact data is in 201 9 dollars and all other figures are nominal .

4 ^ In addition, HIT subsidiary Building America CDE, Inc . (Building America) contributed New Markets Tax Credit (NMTC) allocations as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 185 . 0 M nationwide (1984 - 2020) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 21 36 53 68 66 244 545 HIT Investment^ $467.2M $667.4M $742.8M $1.8B $1.2B $4.8B $9.1B Total Development Cost $866.0M $1.6B $1.7B $4.4B $1.8B $10.2B $17.1B Union Construction Hours 10.2M 12.9M 18.3M 24.2M 17.5M 83.1M 182.2M Total Jobs Created 11,127 14,890 18,590 26,220 21,544 92,372 200,113 Housing Units (% affordable) 3,520 (35%) 4,232 (89%) 12,151 (69%) 42,353 (92%) 9,841 (48%) 72,097 (79%) 118,679 (67%) Total Economic Impact $1.9B $2.8B $3.1B $4.7B $3.6B $16.1B $34.0B HIT’s Investment in Major Markets* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2020 . Economic impact data is in 201 9 dollars and all other figures are nominal .

Directly - Sourced Construction Investments: Sample Capital Structures x Ginnie Mae Mortgage - Backed Securities: Backed by FHA 221d4 loan x State Housing Finance Agency: Privately placed bonds and loans x Fannie Mae DUS/Freddie Mac PCs: Forward Commitments for Affordable and Workforce Housing x Direct Construction Loan Participations: » Senior portion of combined senior/sub loan for workforce housing » Pari Passu with Bank Construction Lender for low income housing x Build - to - Bond: Construction Loan Participation combined with forward commitment, for efficient one - stop conventional construction/permanent financing 5

HIT: Cycle of Sustainable, Responsible Investment HIT finances projects through guaranteed securities Construction securities help provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds 6 HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . 7 Ted Chandler, Managing Director/Regional Operations tchandler@aflcio - hit.com Emari McClellan, Real Estate/Marketing Analyst emcclellan@aflcio - hit.com